July 7, 2023

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement Part B Supplement - Effective July 7, 2023

Capital Group Central Corporate Bond Fund
File No. 811-23633
Capital Group Central Cash Fund
File No. 811-23391

Dear Sir or Madam:

This filing is being made to supplement Part B of the Registration Statement for each fund referenced above to reflect updates to the “Disclosure of portfolio holdings” section.

COURTNEY R. TAYLOR Secretary